Nature of Operations and Significant Accounting Policies (Detail) - USD ($)		1 Months Ended
	Mar. 15, 2017	Dec. 31, 2007	Dec. 31, 2016	Dec. 31, 2015
Nature of Operations and Significant Accounting Policies (Textual)
Stock issued, issuance price			$ 6.30
Deficit accumulated since inception			$ (86,218,658)	$ (66,554,782)
ZETA ACQUISITION CORP. II [Member]
Nature of Operations and Significant Accounting Policies (Textual)
Deficit accumulated since inception			$ (275,915)	$ (236,481)
ZETA ACQUISITION CORP. II [Member] | Common Stock [Member] | Private Placement [Member]
Nature of Operations and Significant Accounting Policies (Textual)
Share issued, private placement		5,000,000
ZETA ACQUISITION CORP. II [Member] | Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member]
Nature of Operations and Significant Accounting Policies (Textual)
Share issued, private placement	8,049,555
Stock issued, issuance price	$ 5